Trade Names and Other Intangible Assets, Net - Schedule of Expected Amortization of Finite-Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 4,418
2015	4,418
2016	4,418
2017	4,213
2018	1,870
Thereafter	15,014
Net Carrying Value, definite lives	$ 34,351